Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense	$ 721	$ 856	$ 727
Deferred tax expense	563	231	0
Total tax expense	$ 1,284	$ 1,087	$ 727